SEGMENT INFORMATION - Schedule of revenues by geographic area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Income from ordinary activities	$ 12,833,043	$ 11,640,541	$ 9,362,521
Other operating income	200,669	148,641	154,286
Peru
Disclosure of operating segments [line items]
Income from ordinary activities	1,127,532	988,908	858,957
Argentina
Disclosure of operating segments [line items]
Income from ordinary activities	239,369	244,413	206,856
U.S.A.
Disclosure of operating segments [line items]
Income from ordinary activities	1,324,008	1,044,822	1,058,107
Europe
Disclosure of operating segments [line items]
Income from ordinary activities	957,042	800,897	768,980
Colombia
Disclosure of operating segments [line items]
Income from ordinary activities	669,206	662,263	540,231
Brazil
Disclosure of operating segments [line items]
Income from ordinary activities	5,512,471	5,006,377	3,724,466
Ecuador
Disclosure of operating segments [line items]
Income from ordinary activities	364,960	332,801	248,454
Chile
Disclosure of operating segments [line items]
Income from ordinary activities	1,927,847	1,898,150	1,514,645
Asia Pacific and rest of Latin America
Disclosure of operating segments [line items]
Income from ordinary activities	$ 710,608	$ 661,910	$ 441,825